UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2016 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 13.6%
BANKS 8.9%
Ally Financial, 8.50%, Series A	15,000	$378,000
Citigroup Capital XIII, 6.986%, due 10/30/40, (FRN)	23,000	588,110
First Niagara Financial Group, 8.625%, Series B	9,500	258,400
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)	35,000	890,750
US Bancorp, 6.50%, Series F	4,000	114,120
US Bancorp, 6.00%, Series G	4,000	105,840
		2,335,220
BANKS—FOREIGN 1.1%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)	5,604	145,704
Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	5,500	139,040
		284,744
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.3%
HSBC Finance Corp., 6.36%, Series B	3,000	76,950
INSURANCE 0.9%
MULTI-LINE—FOREIGN 0.5%
ING Groep N.V., 6.375% (Netherlands)	4,669	120,834
REINSURANCE—FOREIGN 0.4%
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	4,500	118,530
TOTAL INSURANCE		239,364
REAL ESTATE 1.9%
HOTEL 0.7%
Summit Hotel Properties, 9.25%, Series A	7,000	181,720
SHOPPING CENTERS—COMMUNITY CENTER 1.2%
Inland Real Estate Corp., 8.125%, Series A	11,999	301,295
TOTAL REAL ESTATE		483,015
TRANSPORT—MARINE—FOREIGN 0.5%
Seaspan Corp., 9.50%, Series C (Hong Kong)	5,500	135,905
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$3,573,295)		3,555,198
PREFERRED SECURITIES—CAPITAL SECURITIES 73.1%
BANKS 9.9%
Bank of America Corp., 8.125%, Series M	150,000	152,344
Capital One Financial Corp., 5.55%, Series E	250,000	249,219

	Number of Shares	Value
Citigroup, 6.125%, Series R	250,000	$251,795
JPMorgan Chase & Co., 7.90%, Series I	150,000	151,594
JPMorgan Chase & Co., 6.75%, Series S	125,000	135,469
JPMorgan Chase & Co., 5.30%, Series Z	400,000	398,600
SunTrust Banks, 5.625%	100,000	99,625
US Bancorp, 5.125%, Series I	150,000	151,327
Wachovia Capital Trust III, 5.57%, (FRN)	300,000	286,875
Wells Fargo & Co., 7.98%, Series K(a)	700,000	732,375
		2,609,223
BANKS—FOREIGN 29.9%
Allied Irish Banks PLC, 7.375%, Series EMTN (EUR) (Ireland)	400,000	424,893
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	200,000	209,500
Bank of Ireland, 7.375% (EUR) (Ireland)	200,000	220,363
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (EUR) (Ireland)	200,000	223,684
Barclays Bank PLC, 14.00%, Series RCI (GBP) (United Kingdom)	50,000	90,588
Barclays PLC, 8.25% (United Kingdom)	400,000	419,986
BNP Paribas, 7.375%, 144A (France)(b)	400,000	393,000
Credit Agricole SA, 8.125%, 144A (France)(b)	200,000	200,310
Credit Suisse Group Guernsey I Ltd, 7.875%, due 2/24/41 (Switzerland)	400,000	409,714
Intesa Sanpaolo SpA, 7.70%, 144A (Italy)(b)	200,000	193,596
Lloyds Banking Group PLC, 7.50% (United Kingdom)	200,000	207,500
Rabobank Nederland, 8.40% (Netherlands)	400,000	427,000
Rabobank Nederland, 11.00%, 144A (Netherlands)(b)	700,000	855,015
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	400,000	408,000
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (United Kingdom)	200,000	213,309
Santander UK Group Holdings PLC, 7.375% (GBP) (United Kingdom)	200,000	279,815
SMFG Preferred Capital, 9.50%, 144A (Cayman Islands)(b)	900,000	1,042,341
Societe Generale SA, 8.25%, Series EMTN (France)	400,000	417,963
Societe Generale SA, 8.875% (GBP) (France)	100,000	155,492
UBS AG, 7.25%, due 2/22/22, Series EMTN (Switzerland)	600,000	624,020
UBS Group AG, 7.125% (Switzerland)	400,000	413,128
		7,829,217

	Number of Shares	Value
ELECTRIC—INTEGRATED 3.8%
Southern California Edison Co, 6.25%, Series E	900,000	$992,250
FINANCIAL 2.4%
DIVERSIFIED FINANCIAL SERVICES 1.8%
General Electric Capital Corp., 6.375%, due 11/15/67, Series GMTN	300,000	318,750
State Street Corp., 5.25%, Series F	150,000	151,500
		470,250
INVESTMENT BANKER/BROKER 0.6%
Morgan Stanley, 5.55%, Series J	150,000	148,594
TOTAL FINANCIAL		618,844
INDUSTRIALS—DIVERSIFIED MANUFACTURING 5.2%
General Electric Co, 5.00%, Series D	1,332,000	1,370,295
INSURANCE 21.9%
LIFE/HEALTH INSURANCE 3.5%
MetLife, 5.25%, Series C	550,000	538,656
Prudential Financial, 8.875%, due 6/15/38	341,000	384,051
		922,707
LIFE/HEALTH INSURANCE—FOREIGN 13.4%
Aegon NV, 2.074%, ($100 Par Value) (FRN) (Netherlands)	150,000	113,169
CNP Assurances, 7.50% (France)	400,000	431,638
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (Japan)(b)	100,000	116,437
Friends Life Holdings PLC, 7.875% (United Kingdom)	711,000	778,384
ING Capital Funding Trust III, 4.207%, (FRN) (Netherlands)	1,300,000	1,285,375
La Mondiale Vie, 7.625% (France)	750,000	794,404
		3,519,407
MULTI-LINE 0.6%
Hartford Financial Services Group, 8.125%, due 6/15/38	150,000	162,000
MULTI-LINE—FOREIGN 1.9%
Aviva PLC, 8.25% (United Kingdom)	450,000	484,178
PROPERTY CASUALTY—FOREIGN 0.9%
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(b)	200,000	220,750
REINSURANCE—FOREIGN 1.6%
Aquarius + Investments PLC, 8.25% (Switzerland)	300,000	321,384

	Number of Shares	Value
Swiss Re Capital I LP, 6.854%, 144A (Switzerland)(b)	100,000	$101,067
		422,451
TOTAL INSURANCE		5,731,493
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$19,315,041)		19,151,322

	Principal Amount
CORPORATE BONDS 11.4%
INTEGRATED TELECOMMUNICATIONS SERVICES 1.7%
Telecom Italia Capital SA, 6.999%, due 6/4/18, (Italy)	$400,000	432,000
REAL ESTATE 9.7%
DIVERSIFIED 6.1%
National Retail Properties, 6.875%, due 10/15/17	850,000	917,000
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144A(b)	250,000	244,821
Select Income REIT, 2.85%, due 2/1/18	450,000	450,360
		1,612,181
FINANCE 3.6%
iStar Financial, 3.875%, due 7/1/16	200,000	199,250
iStar Financial, 4.00%, due 11/1/17	150,000	141,750
VEREIT Operating Partnership LP, 2.00%, due 2/6/17	600,000	592,950
		933,950
TOTAL REAL ESTATE		2,546,131
TOTAL CORPORATE BONDS (Identified cost—$2,994,367)		2,978,131

		Number of Shares
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.16%(c)		400,000	400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$400,000)			400,000
TOTAL INVESTMENTS (Identified cost—$26,282,703)	99.6%		26,084,651
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		106,687
NET ASSETS	100.0%		$26,191,338

Note: Percentages indicated are based on the net assets of the Fund.

(a)         A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $52,313 in aggregate has been segregated as collateral.

(b)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 12.9% of the net assets of the Fund, of which 0.0% are illiquid.

(c)          Rate quoted represents the annualized seven-day yield of the Fund.

Forward foreign currency exchange contracts outstanding at January 31, 2016 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	194,690	USD	211,278	2/2/16	$370
Brown Brothers Harriman	EUR	824,056	USD	895,844	2/2/16	3,144
Brown Brothers Harriman	GBP	378,625	USD	558,147	2/2/16	18,645
Brown Brothers Harriman	USD	230,084	EUR	212,300	2/2/16	(100)
Brown Brothers Harriman	USD	872,913	EUR	806,446	2/2/16	710
Brown Brothers Harriman	USD	536,898	GBP	378,625	2/2/16	2,605
Brown Brothers Harriman	EUR	802,696	USD	869,353	3/2/16	(801)
Brown Brothers Harriman	GBP	369,461	USD	523,862	3/2/16	(2,602)
						$21,971

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc., (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.  The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of January 31, 2016.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at value:

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Preferred Securities - $25 Par Value	$3,555,198	$3,555,198	$—	$—
Preferred Securities - Capital Securities	19,151,322	—	19,151,322	—
Corporate Bonds	2,978,131	—	2,978,131	—
Short-Term Investments	400,000	—	400,000	—
Total Investments(a)	$26,084,651	$3,555,198	$22,529,453	$—
Forward foreign currency exchange contracts	$—	$25,474	$—	$—
Total Appreciation in Other Financial Instruments(a)	$—	$25,474	$—	$—
Forward foreign currency exchange contracts	$—	$(3,503)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$—	$(3,503)	$—	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.  Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of January 31, 2016:

Forward foreign currency exchange contracts	$21,971

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the two months ended January 31, 2016:

Forward foreign currency exchange contracts
Average Notional Amount	$1,423,604
Ending Notional Amount	1,393,215

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3. Income Tax Information

As of January 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$26,282,703
Gross unrealized appreciation	$83,109
Gross unrealized depreciation	(281,161)
Net unrealized depreciation	$(198,052)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: March 24, 2016